UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Large Cap Core Enhanced Index Fund

May 31, 2018

CEI-QTLY-0718
1.850082.111

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.0%
BorgWarner, Inc.	2,382	$116,194
Automobiles - 0.6%
Ford Motor Co.	330,260	3,814,503
Diversified Consumer Services - 0.3%
H&R Block, Inc.	79,035	2,169,511
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	61,550	3,833,334
Las Vegas Sands Corp.	13,355	1,076,547
McDonald's Corp.	2,564	410,266
		5,320,147
Household Durables - 1.1%
PulteGroup, Inc.	85,191	2,577,028
Taylor Morrison Home Corp. (a)	136,638	2,937,717
Toll Brothers, Inc.	43,719	1,726,463
		7,241,208
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)	13,087	21,326,837
Netflix, Inc. (a)	11,356	3,992,770
Shutterfly, Inc. (a)(b)	4,211	396,424
The Booking Holdings, Inc. (a)	88	185,585
		25,901,616
Leisure Products - 0.2%
Hasbro, Inc.	12,638	1,096,347
Media - 2.0%
Comcast Corp. Class A	87,423	2,725,849
Tegna, Inc.	110,496	1,145,844
The Walt Disney Co.	75,988	7,558,526
Time Warner, Inc.	14,256	1,342,345
Twenty-First Century Fox, Inc. Class A	10,932	421,429
		13,193,993
Multiline Retail - 1.5%
Kohl's Corp.	48,233	3,219,553
Macy's, Inc.	93,045	3,248,201
Nordstrom, Inc.	17,236	845,081
Target Corp.	37,283	2,717,558
		10,030,393
Specialty Retail - 1.2%
Home Depot, Inc.	44,761	8,350,165
Textiles, Apparel & Luxury Goods - 0.9%
Michael Kors Holdings Ltd. (a)	38,779	2,225,527
Ralph Lauren Corp.	25,866	3,481,046
VF Corp.	7,979	647,576
		6,354,149

TOTAL CONSUMER DISCRETIONARY		83,588,226

CONSUMER STAPLES - 6.7%
Beverages - 2.7%
Molson Coors Brewing Co. Class B	59,795	3,686,362
PepsiCo, Inc.	73,960	7,414,490
The Coca-Cola Co.	172,030	7,397,290
		18,498,142
Food & Staples Retailing - 1.1%
Walgreens Boots Alliance, Inc.	6,898	430,366
Walmart, Inc.	81,150	6,698,121
		7,128,487
Food Products - 0.7%
ConAgra Foods, Inc.	74,329	2,754,633
Mondelez International, Inc.	10,847	425,962
Tyson Foods, Inc. Class A	21,318	1,438,325
		4,618,920
Household Products - 1.4%
Colgate-Palmolive Co.	10,993	693,548
Procter & Gamble Co.	115,783	8,471,842
		9,165,390
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	30,039	4,489,028
Tobacco - 0.1%
Philip Morris International, Inc.	10,339	822,364

TOTAL CONSUMER STAPLES		44,722,331

ENERGY - 5.8%
Energy Equipment & Services - 0.0%
Halliburton Co.	6,641	330,323
Oil, Gas & Consumable Fuels - 5.8%
Antero Resources Corp. (a)(b)	1,719	32,850
Cabot Oil & Gas Corp.	1,852	42,318
Chevron Corp.	81,192	10,092,166
ConocoPhillips Co.	84,169	5,672,149
Exxon Mobil Corp.	161,922	13,154,543
HollyFrontier Corp.	40,416	3,119,307
Marathon Petroleum Corp.	51,791	4,093,043
Occidental Petroleum Corp.	1,973	166,127
PBF Energy, Inc. Class A	1,233	58,173
Valero Energy Corp.	19,932	2,415,758
		38,846,434

TOTAL ENERGY		39,176,757

FINANCIALS - 12.0%
Banks - 5.7%
Bank of America Corp.	385,267	11,188,154
Citigroup, Inc.	99,541	6,638,389
JPMorgan Chase & Co.	117,222	12,543,926
Peoples United Financial, Inc.	37,959	698,825
Wells Fargo & Co.	139,472	7,530,093
		38,599,387
Capital Markets - 1.1%
BGC Partners, Inc. Class A	102,656	1,176,438
CME Group, Inc.	16,056	2,615,522
Morgan Stanley	3,769	188,978
Thomson Reuters Corp.	85,717	3,332,557
Virtu Financial, Inc. Class A	8,959	278,177
		7,591,672
Consumer Finance - 0.7%
American Express Co.	38,641	3,798,410
Synchrony Financial	19,729	683,215
		4,481,625
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	41,943	8,033,343
Jefferies Financial Group, Inc.	88,613	1,938,852
		9,972,195
Insurance - 2.1%
AFLAC, Inc.	47,404	2,136,024
First American Financial Corp.	35,835	1,866,287
FNF Group	67,599	2,498,459
Loews Corp.	71,562	3,497,235
Progressive Corp.	70,709	4,390,322
		14,388,327
Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp.	4,911	92,425
Annaly Capital Management, Inc.	317,016	3,306,477
MFA Financial, Inc.	25,341	197,153
New Residential Investment Corp.	30,615	547,396
Starwood Property Trust, Inc.	50,970	1,106,559
Two Harbors Investment Corp.	37,347	580,746
		5,830,756

TOTAL FINANCIALS		80,863,962

HEALTH CARE - 15.4%
Biotechnology - 3.3%
AbbVie, Inc.	79,078	7,823,977
Amgen, Inc.	37,640	6,760,897
Biogen, Inc. (a)	6,546	1,924,262
Gilead Sciences, Inc.	85,948	5,792,895
		22,302,031
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	88,822	5,465,218
Baxter International, Inc.	62,071	4,397,110
Haemonetics Corp. (a)	2,199	198,680
Medtronic PLC	7,304	630,481
		10,691,489
Health Care Providers & Services - 4.3%
Aetna, Inc.	5,263	926,972
Cardinal Health, Inc.	63,017	3,282,556
Centene Corp. (a)	7,195	842,966
Cigna Corp.	19,998	3,387,061
CVS Health Corp.	45,191	2,864,657
Express Scripts Holding Co. (a)	6,667	505,425
Humana, Inc.	15,535	4,520,374
Quest Diagnostics, Inc.	30,887	3,290,392
UnitedHealth Group, Inc.	37,517	9,060,731
		28,681,134
Pharmaceuticals - 6.2%
Allergan PLC	4,758	717,506
Bristol-Myers Squibb Co.	109,511	5,762,469
Eli Lilly & Co.	67,882	5,772,685
Johnson & Johnson	102,551	12,267,151
Merck & Co., Inc.	133,254	7,932,611
Nektar Therapeutics (a)	278	22,315
Pfizer, Inc.	261,051	9,379,562
		41,854,299

TOTAL HEALTH CARE		103,528,953

INDUSTRIALS - 9.1%
Aerospace & Defense - 3.0%
Lockheed Martin Corp.	17,370	5,463,560
Northrop Grumman Corp.	1,758	575,306
Raytheon Co.	24,037	5,035,752
The Boeing Co.	25,234	8,886,405
		19,961,023
Commercial Services & Supplies - 1.4%
KAR Auction Services, Inc.	60,324	3,183,297
Republic Services, Inc.	44,724	3,015,739
Waste Management, Inc.	42,602	3,523,611
		9,722,647
Construction & Engineering - 0.0%
EMCOR Group, Inc.	1,807	137,206
Industrial Conglomerates - 0.8%
3M Co.	14,471	2,854,115
General Electric Co.	7,572	106,614
Honeywell International, Inc.	14,450	2,137,300
		5,098,029
Machinery - 2.5%
AGCO Corp.	49,108	3,123,269
Allison Transmission Holdings, Inc.	75,942	3,137,164
Caterpillar, Inc.	38,382	5,830,610
Cummins, Inc.	27,019	3,847,235
Ingersoll-Rand PLC	6,827	597,636
		16,535,914
Professional Services - 0.7%
Dun & Bradstreet Corp.	9,795	1,202,924
Robert Half International, Inc.	55,563	3,538,252
		4,741,176
Road & Rail - 0.7%
Union Pacific Corp.	33,412	4,769,897
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	480	148,315

TOTAL INDUSTRIALS		61,114,207

INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 1.9%
Cisco Systems, Inc.	211,680	9,040,853
Juniper Networks, Inc.	139,804	3,724,379
		12,765,232
Electronic Equipment & Components - 0.1%
Dell Technologies, Inc. (a)	7,201	580,833
Internet Software & Services - 5.8%
Alphabet, Inc.:
Class A (a)	8,450	9,295,000
Class C (a)	10,938	11,867,621
eBay, Inc. (a)	42,677	1,609,776
Facebook, Inc. Class A (a)	83,617	16,036,068
		38,808,465
IT Services - 2.8%
DXC Technology Co.	6,804	626,716
Fidelity National Information Services, Inc.	32,194	3,290,871
IBM Corp.	47,640	6,732,008
MasterCard, Inc. Class A	7,451	1,416,584
The Western Union Co.	177,932	3,539,067
Visa, Inc. Class A	23,658	3,092,574
		18,697,820
Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	34,391	1,746,375
Intel Corp.	197,070	10,878,264
KLA-Tencor Corp.	1,749	198,039
Maxim Integrated Products, Inc.	10,340	606,441
Micron Technology, Inc. (a)	85,880	4,945,829
NVIDIA Corp.	15,921	4,015,117
Qualcomm, Inc.	36,550	2,124,286
Texas Instruments, Inc.	33,560	3,755,700
		28,270,051
Software - 5.9%
Adobe Systems, Inc. (a)	172	42,876
CA Technologies, Inc.	78,541	2,807,055
Citrix Systems, Inc. (a)	7,967	841,475
Intuit, Inc.	20,077	4,047,523
Microsoft Corp.	253,017	25,008,200
Oracle Corp.	154,201	7,204,271
		39,951,400
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	152,944	28,580,642
HP, Inc.	160,348	3,532,466
NetApp, Inc.	51,272	3,502,903
Seagate Technology LLC	65,678	3,700,955
Western Digital Corp.	49,408	4,126,062
		43,443,028

TOTAL INFORMATION TECHNOLOGY		182,516,829

MATERIALS - 2.9%
Chemicals - 1.1%
DowDuPont, Inc.	15,697	1,006,335
Huntsman Corp.	104,224	3,332,041
LyondellBasell Industries NV Class A	9,563	1,072,204
Monsanto Co.	6,560	836,138
Westlake Chemical Corp.	7,185	831,520
		7,078,238
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	240,779	4,069,165
Newmont Mining Corp.	98,612	3,838,965
		7,908,130
Paper & Forest Products - 0.6%
Domtar Corp.	26,264	1,262,510
Louisiana-Pacific Corp.	101,268	2,955,000
		4,217,510

TOTAL MATERIALS		19,203,878

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Apple Hospitality (REIT), Inc.	178,439	3,395,694
Gaming & Leisure Properties	93,456	3,280,306
Park Hotels & Resorts, Inc.	30,155	971,594
Weyerhaeuser Co.	114,354	4,268,835
		11,916,429
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	276,477	8,935,737
Verizon Communications, Inc.	181,341	8,644,525
		17,580,262
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	8,829	225,581

TOTAL TELECOMMUNICATION SERVICES		17,805,843

UTILITIES - 1.8%
Electric Utilities - 1.0%
Entergy Corp.	8,109	656,099
Exelon Corp.	26,068	1,078,955
FirstEnergy Corp.	7,761	267,134
PPL Corp.	41,105	1,122,989
Southern Co.	4,207	188,894
Vistra Energy Corp. (a)	141,321	3,466,604
		6,780,675
Gas Utilities - 0.2%
UGI Corp.	27,136	1,369,554
Independent Power and Renewable Electricity Producers - 0.6%
NRG Energy, Inc.	106,137	3,633,070
NRG Yield, Inc. Class C	4,107	71,873
		3,704,943

TOTAL UTILITIES		11,855,172

TOTAL COMMON STOCKS
(Cost $516,983,251)		656,292,587
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $849,448)	850,000	849,196
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.76% (d)	14,402,052	$14,404,932
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	731,630	731,704
TOTAL MONEY MARKET FUNDS
(Cost $15,136,636)		15,136,636
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $532,969,335)		672,278,419
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,014,675)
NET ASSETS - 100%		$671,263,744

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	111	June 2018	$15,015,525	$343,686	$343,686

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $678,358.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$125,267
Fidelity Securities Lending Cash Central Fund	4,173
Total	$129,440

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$83,588,226	$83,588,226	$--	$--
Consumer Staples	44,722,331	44,722,331	--	--
Energy	39,176,757	39,176,757	--	--
Financials	80,863,962	80,863,962	--	--
Health Care	103,528,953	103,528,953	--	--
Industrials	61,114,207	61,114,207	--	--
Information Technology	182,516,829	182,516,829	--	--
Materials	19,203,878	19,203,878	--	--
Real Estate	11,916,429	11,916,429	--	--
Telecommunication Services	17,805,843	17,805,843	--	--
Utilities	11,855,172	11,855,172	--	--
U.S. Government and Government Agency Obligations	849,196	--	849,196	--
Money Market Funds	15,136,636	15,136,636	--	--
Total Investments in Securities:	$672,278,419	$671,429,223	$849,196	$--
Derivative Instruments:
Assets
Futures Contracts	$343,686	$343,686	$--	$--
Total Assets	$343,686	$343,686	$--	$--
Total Derivative Instruments:	$343,686	$343,686	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Value Enhanced Index Fund

May 31, 2018

VEI-QTLY-0718
1.850084.111

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.0%
Gentex Corp.	34,434	$827,449
Automobiles - 0.7%
Ford Motor Co.	2,424,609	28,004,234
Diversified Consumer Services - 0.1%
H&R Block, Inc.	137,280	3,768,336
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp.	349,427	21,762,314
Extended Stay America, Inc. unit	14,941	314,508
U.S. Foods Holding Corp. (a)	54,034	1,927,933
		24,004,755
Household Durables - 0.7%
PulteGroup, Inc. (b)	91,562	2,769,751
Taylor Morrison Home Corp. (a)	279,442	6,008,003
Toll Brothers, Inc.	444,891	17,568,746
		26,346,500
Media - 1.7%
Comcast Corp. Class A	31,327	976,776
MSG Network, Inc. Class A (a)(b)	136,088	2,626,498
Tegna, Inc.	994,291	10,310,798
The Walt Disney Co.	334,028	33,225,765
Time Warner, Inc.	176,203	16,591,274
		63,731,111
Multiline Retail - 1.5%
Kohl's Corp.	302,166	20,169,581
Macy's, Inc. (b)	575,865	20,103,447
Target Corp.	205,842	15,003,823
		55,276,851
Specialty Retail - 0.6%
Bed Bath & Beyond, Inc. (b)	277,265	5,035,132
Best Buy Co., Inc.	155,396	10,605,777
GameStop Corp. Class A (b)	480,170	6,338,244
Office Depot, Inc.	168,868	398,528
Urban Outfitters, Inc. (a)	39,023	1,621,015
		23,998,696
Textiles, Apparel & Luxury Goods - 0.5%
Michael Kors Holdings Ltd. (a)	238,921	13,711,676
Ralph Lauren Corp.	24,808	3,338,661
		17,050,337

TOTAL CONSUMER DISCRETIONARY		243,008,269

CONSUMER STAPLES - 8.0%
Beverages - 1.8%
Molson Coors Brewing Co. Class B	236,756	14,596,007
PepsiCo, Inc.	250,245	25,087,061
The Coca-Cola Co.	610,649	26,257,907
		65,940,975
Food & Staples Retailing - 2.3%
Walgreens Boots Alliance, Inc.	503,991	31,443,998
Walmart, Inc.	669,409	55,253,019
		86,697,017
Food Products - 1.6%
Archer Daniels Midland Co.	310,509	13,575,453
ConAgra Foods, Inc.	449,286	16,650,539
The Hershey Co.	1,522	137,041
The J.M. Smucker Co. (b)	127,898	13,749,035
Tyson Foods, Inc. Class A	236,321	15,944,578
		60,056,646
Household Products - 1.9%
Colgate-Palmolive Co.	9,646	608,566
Procter & Gamble Co.	993,978	72,729,370
		73,337,936
Tobacco - 0.4%
Philip Morris International, Inc.	197,582	15,715,672

TOTAL CONSUMER STAPLES		301,748,246

ENERGY - 11.4%
Energy Equipment & Services - 0.5%
Halliburton Co.	175,322	8,720,516
Schlumberger Ltd.	146,883	10,086,456
		18,806,972
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.	8,188	571,522
Andeavor	20,865	3,013,532
Antero Resources Corp. (a)(b)	844,563	16,139,599
Cabot Oil & Gas Corp.	417,684	9,544,079
Chevron Corp.	736,711	91,573,177
ConocoPhillips Co.	657,145	44,285,002
EOG Resources, Inc.	20,169	2,376,110
Exxon Mobil Corp.	1,545,908	125,589,566
HollyFrontier Corp.	199,902	15,428,436
Marathon Oil Corp.	637,688	13,665,654
Marathon Petroleum Corp.	396,264	31,316,744
Murphy Oil Corp. (b)	355,535	10,932,701
Occidental Petroleum Corp.	120,778	10,169,508
PBF Energy, Inc. Class A	160,325	7,564,134
Valero Energy Corp.	240,930	29,200,716
		411,370,480

TOTAL ENERGY		430,177,452

FINANCIALS - 24.4%
Banks - 11.0%
Bank of America Corp.	3,327,792	96,639,080
Citigroup, Inc.	898,640	59,930,302
Fifth Third Bancorp	82,384	2,519,303
JPMorgan Chase & Co.	1,142,500	122,258,925
M&T Bank Corp.	102,755	17,682,080
Peoples United Financial, Inc.	497,228	9,153,967
PNC Financial Services Group, Inc.	17,757	2,546,531
Regions Financial Corp.	985,515	17,975,794
U.S. Bancorp	109,661	5,481,953
Wells Fargo & Co.	1,534,180	82,830,378
		417,018,313
Capital Markets - 2.2%
BGC Partners, Inc. Class A	549,015	6,291,712
BlackRock, Inc. Class A	1,179	629,857
CME Group, Inc.	93,962	15,306,410
Federated Investors, Inc. Class B (non-vtg.) (b)	113,564	2,756,198
Franklin Resources, Inc.	354,632	11,904,996
Goldman Sachs Group, Inc.	26,036	5,881,012
LPL Financial	70,807	4,869,397
Morgan Stanley	675,710	33,880,099
Virtu Financial, Inc. Class A (b)	58,501	1,816,456
		83,336,137
Consumer Finance - 1.9%
American Express Co.	383,391	37,687,335
Discover Financial Services	125,049	9,236,119
Synchrony Financial	684,147	23,692,011
		70,615,465
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	494,231	94,660,063
Donnelley Financial Solutions, Inc. (a)	36,669	563,236
Jefferies Financial Group, Inc.	790,448	17,295,002
		112,518,301
Insurance - 4.0%
AFLAC, Inc.	506,354	22,816,311
Allstate Corp.	258,575	24,171,591
American National Insurance Co.	4,905	583,695
Arch Capital Group Ltd. (a)	6,680	524,046
CNA Financial Corp.	6,647	312,276
First American Financial Corp.	388,909	20,254,381
FNF Group	544,769	20,134,662
Loews Corp.	445,017	21,747,981
Old Republic International Corp.	883,175	18,529,012
Progressive Corp.	210,418	13,064,854
The Travelers Companies, Inc.	43,009	5,527,517
Unum Group	50,660	1,966,115
		149,632,441
Mortgage Real Estate Investment Trusts - 2.3%
AGNC Investment Corp. (b)	975,645	18,361,639
Annaly Capital Management, Inc.	2,200,545	22,951,684
Chimera Investment Corp.	697,263	12,836,612
MFA Financial, Inc.	1,490,595	11,596,829
New Residential Investment Corp.	407,435	7,284,938
Starwood Property Trust, Inc.	257,579	5,592,040
Two Harbors Investment Corp.	566,957	8,816,181
		87,439,923

TOTAL FINANCIALS		920,560,580

HEALTH CARE - 15.8%
Biotechnology - 2.1%
Amgen, Inc.	266,246	47,823,107
Biogen, Inc. (a)	7,164	2,105,929
Gilead Sciences, Inc.	400,620	27,001,788
United Therapeutics Corp. (a)	29,667	3,161,909
		80,092,733
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	371,199	22,839,874
Baxter International, Inc.	365,067	25,861,346
Danaher Corp.	1,988	197,369
Haemonetics Corp. (a)	8,467	764,993
Medtronic PLC	163,238	14,090,704
		63,754,286
Health Care Providers & Services - 3.9%
Aetna, Inc.	40,550	7,142,072
Anthem, Inc.	83,826	18,560,753
Cardinal Health, Inc. (b)	128,165	6,676,115
Centene Corp. (a)	69,572	8,151,056
Cigna Corp.	117,441	19,890,982
CVS Health Corp.	603,758	38,272,220
Express Scripts Holding Co. (a)	104,838	7,947,769
Humana, Inc.	69,726	20,288,871
Quest Diagnostics, Inc.	187,527	19,977,251
Wellcare Health Plans, Inc. (a)	12,095	2,681,099
		149,588,188
Life Sciences Tools & Services - 0.1%
Bruker Corp.	103,087	3,120,443
Pharmaceuticals - 8.0%
Allergan PLC	61,841	9,325,623
Bristol-Myers Squibb Co.	621,315	32,693,595
Eli Lilly & Co.	72,329	6,150,858
Johnson & Johnson	859,020	102,755,972
Merck & Co., Inc.	1,121,112	66,739,797
Pfizer, Inc.	2,351,935	84,505,025
		302,170,870

TOTAL HEALTH CARE		598,726,520

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	67,376	21,192,447
Raytheon Co.	147,221	30,842,800
Spirit AeroSystems Holdings, Inc. Class A	40,833	3,458,963
United Technologies Corp.	74,027	9,240,050
		64,734,260
Airlines - 0.0%
Copa Holdings SA Class A	13,941	1,544,663
Building Products - 0.2%
Owens Corning	139,751	8,835,058
Commercial Services & Supplies - 1.2%
Deluxe Corp.	12,955	862,026
KAR Auction Services, Inc.	293,954	15,511,953
LSC Communications, Inc.	63,638	805,657
Republic Services, Inc.	210,672	14,205,613
Waste Management, Inc.	142,420	11,779,558
		43,164,807
Construction & Engineering - 0.0%
EMCOR Group, Inc.	11,839	898,935
Electrical Equipment - 0.6%
Eaton Corp. PLC	269,785	20,660,135
Industrial Conglomerates - 0.9%
General Electric Co.	838,028	11,799,434
Honeywell International, Inc.	153,993	22,777,105
		34,576,539
Machinery - 2.2%
AGCO Corp.	303,571	19,307,116
Allison Transmission Holdings, Inc.	338,282	13,974,429
Caterpillar, Inc.	141,492	21,494,050
Cummins, Inc.	163,013	23,211,421
Dover Corp. (b)	6,845	528,502
Terex Corp. (b)	67,123	2,656,728
		81,172,246
Professional Services - 0.6%
Dun & Bradstreet Corp.	38,292	4,702,641
Manpower, Inc.	77,736	6,996,240
Robert Half International, Inc.	174,072	11,084,905
		22,783,786

TOTAL INDUSTRIALS		278,370,429

INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 2.9%
Arris International PLC (a)	75,679	1,913,165
Cisco Systems, Inc.	1,958,870	83,663,338
Juniper Networks, Inc.	869,260	23,157,086
		108,733,589
Electronic Equipment & Components - 0.0%
ADT, Inc. (b)	183,381	1,379,025
Vishay Intertechnology, Inc. (b)	17,568	372,442
		1,751,467
Internet Software & Services - 0.3%
eBay, Inc. (a)	344,107	12,979,716
IT Services - 1.4%
Amdocs Ltd.	63,557	4,287,555
Conduent, Inc. (a)	39,796	766,073
IBM Corp.	211,468	29,882,543
The Western Union Co.	829,370	16,496,169
		51,432,340
Semiconductors & Semiconductor Equipment - 3.7%
Intel Corp.	1,800,348	99,379,210
Marvell Technology Group Ltd. (b)	374,537	8,067,527
Micron Technology, Inc. (a)	410,664	23,650,140
NXP Semiconductors NV (a)	4,985	568,290
Qualcomm, Inc.	121,165	7,042,110
		138,707,277
Software - 0.7%
CA Technologies, Inc.	120,285	4,298,986
Oracle Corp.	457,540	21,376,269
		25,675,255
Technology Hardware, Storage & Peripherals - 2.0%
HP, Inc.	1,159,308	25,539,555
NetApp, Inc.	203,562	13,907,356
Seagate Technology LLC	202,147	11,390,983
Western Digital Corp.	315,454	26,343,564
		77,181,458

TOTAL INFORMATION TECHNOLOGY		416,461,102

MATERIALS - 3.9%
Chemicals - 1.6%
DowDuPont, Inc.	77,487	4,967,692
Eastman Chemical Co.	188,299	19,641,469
Huntsman Corp.	664,246	21,235,945
LyondellBasell Industries NV Class A	118,250	13,258,190
		59,103,296
Construction Materials - 0.0%
nVent Electric PLC (a)	84,689	2,293,378
Metals & Mining - 1.6%
Freeport-McMoRan, Inc.	1,539,510	26,017,719
Newmont Mining Corp.	653,526	25,441,767
Reliance Steel & Aluminum Co.	97,059	9,081,811
		60,541,297
Paper & Forest Products - 0.7%
Domtar Corp.	213,908	10,282,558
Louisiana-Pacific Corp.	565,228	16,493,353
		26,775,911

TOTAL MATERIALS		148,713,882

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Apple Hospitality (REIT), Inc.	391,404	7,448,418
Brixmor Property Group, Inc.	702,141	11,149,999
Corrections Corp. of America	431,327	9,282,157
CubeSmart	7,173	218,777
Gaming & Leisure Properties	506,373	17,773,692
Life Storage, Inc.	5,013	463,803
Outfront Media, Inc.	10,928	216,812
Park Hotels & Resorts, Inc. (b)	655,660	21,125,365
Piedmont Office Realty Trust, Inc. Class A	22,613	434,622
PS Business Parks, Inc.	4,120	504,947
Quality Care Properties, Inc. (a)	43,069	902,296
Retail Properties America, Inc.	26,188	321,065
Senior Housing Properties Trust (SBI)	164,184	2,899,489
Spirit Realty Capital, Inc.	1,081,593	9,474,755
Sunstone Hotel Investors, Inc. (b)	143,722	2,499,326
VEREIT, Inc.	431,417	3,088,946
Weyerhaeuser Co.	747,854	27,917,390
		115,721,859
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (b)	309,125	7,354,084

TOTAL REAL ESTATE		123,075,943

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	2,482,055	80,220,018
Verizon Communications, Inc.	273,002	13,014,005
		93,234,023
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	11,878	303,483

TOTAL TELECOMMUNICATION SERVICES		93,537,506

UTILITIES - 4.8%
Electric Utilities - 3.1%
Entergy Corp.	70,604	5,712,570
Exelon Corp.	766,237	31,714,549
FirstEnergy Corp. (b)	411,809	14,174,466
NextEra Energy, Inc.	20,064	3,326,812
PG&E Corp.	470,801	20,399,807
Portland General Electric Co.	67,060	2,860,780
PPL Corp. (b)	617,943	16,882,203
Southern Co.	32,508	1,459,609
Vistra Energy Corp. (a)	919,081	22,545,057
		119,075,853
Gas Utilities - 0.7%
National Fuel Gas Co. (b)	43,814	2,306,369
UGI Corp.	460,084	23,220,439
		25,526,808
Independent Power and Renewable Electricity Producers - 0.6%
NRG Energy, Inc.	641,378	21,954,369
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	442,452	11,561,271
MDU Resources Group, Inc.	147,875	4,110,925
		15,672,196

TOTAL UTILITIES		182,229,226

TOTAL COMMON STOCKS
(Cost $3,361,228,789)		3,736,609,155
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $5,796,230)	5,800,000	5,794,514
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 1.76% (d)	22,249,647	$22,254,096
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	99,855,118	99,865,103
TOTAL MONEY MARKET FUNDS
(Cost $122,119,199)		122,119,199
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $3,489,144,218)		3,864,522,868
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(87,933,294)
NET ASSETS - 100%		$3,776,589,574

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	301	June 2018	$40,717,775	$1,401,560	$1,401,560

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,617,469.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$400,852
Fidelity Securities Lending Cash Central Fund	56,897
Total	$457,749

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$243,008,269	$243,008,269	$--	$--
Consumer Staples	301,748,246	301,748,246	--	--
Energy	430,177,452	430,177,452	--	--
Financials	920,560,580	920,560,580	--	--
Health Care	598,726,520	598,726,520	--	--
Industrials	278,370,429	278,370,429	--	--
Information Technology	416,461,102	416,461,102	--	--
Materials	148,713,882	148,713,882	--	--
Real Estate	123,075,943	123,075,943	--	--
Telecommunication Services	93,537,506	93,537,506	--	--
Utilities	182,229,226	182,229,226	--	--
U.S. Government and Government Agency Obligations	5,794,514	--	5,794,514	--
Money Market Funds	122,119,199	122,119,199	--	--
Total Investments in Securities:	$3,864,522,868	$3,858,728,354	$5,794,514	$--
Derivative Instruments:
Assets
Futures Contracts	$1,401,560	$1,401,560	$--	$--
Total Assets	$1,401,560	$1,401,560	$--	$--
Total Derivative Instruments:	$1,401,560	$1,401,560	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Growth Enhanced Index Fund

May 31, 2018

GEI-QTLY-0718
1.850083.111

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 1.2%
BorgWarner, Inc.	28,736	$1,401,742
Gentex Corp.	215,575	5,180,267
Lear Corp.	31,608	6,258,384
		12,840,393
Diversified Consumer Services - 0.3%
H&R Block, Inc.	131,024	3,596,609
Hotels, Restaurants & Leisure - 1.4%
Extended Stay America, Inc. unit	77,945	1,640,742
Las Vegas Sands Corp.	63,905	5,151,382
Marriott International, Inc. Class A	4,792	648,645
McDonald's Corp.	29,919	4,787,339
Royal Caribbean Cruises Ltd.	3,010	315,990
Starbucks Corp.	14,813	839,453
U.S. Foods Holding Corp. (a)	38,010	1,356,197
		14,739,748
Household Durables - 1.2%
D.R. Horton, Inc.	33,849	1,428,766
PulteGroup, Inc.	159,653	4,829,503
Taylor Morrison Home Corp. (a)	65,909	1,417,044
Toll Brothers, Inc.	135,944	5,368,429
		13,043,742
Internet & Direct Marketing Retail - 7.0%
Amazon.com, Inc. (a)	34,441	56,125,742
Netflix, Inc. (a)	30,555	10,743,138
Shutterfly, Inc. (a)(b)	44,967	4,233,193
The Booking Holdings, Inc. (a)	1,757	3,705,372
		74,807,445
Leisure Products - 0.1%
Hasbro, Inc.	16,842	1,461,044
Media - 2.4%
Comcast Corp. Class A	200,789	6,260,601
Omnicom Group, Inc. (b)	78,728	5,674,714
The Walt Disney Co.	134,803	13,408,854
		25,344,169
Multiline Retail - 0.6%
Nordstrom, Inc.	32,654	1,601,026
Target Corp.	61,376	4,473,697
		6,074,723
Specialty Retail - 2.0%
American Eagle Outfitters, Inc.	20,830	462,426
Best Buy Co., Inc.	36,329	2,479,454
Home Depot, Inc.	88,104	16,435,801
Lowe's Companies, Inc.	5,025	477,425
TJX Companies, Inc.	851	76,862
Urban Outfitters, Inc. (a)	1,888	78,428
Williams-Sonoma, Inc.	18,897	1,046,327
		21,056,723
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	12,988	1,415,822
Columbia Sportswear Co.	4,009	349,224
Michael Kors Holdings Ltd. (a)	82,794	4,751,548
NIKE, Inc. Class B	21,650	1,554,470
Ralph Lauren Corp.	2,095	281,945
		8,353,009

TOTAL CONSUMER DISCRETIONARY		181,317,605

CONSUMER STAPLES - 5.9%
Beverages - 2.8%
Dr. Pepper Snapple Group, Inc.	5,281	630,023
PepsiCo, Inc.	151,248	15,162,612
The Coca-Cola Co.	333,674	14,347,982
		30,140,617
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	6,542	1,296,886
Walgreens Boots Alliance, Inc.	92,973	5,800,585
Walmart, Inc.	64,020	5,284,211
		12,381,682
Food Products - 0.3%
The Hershey Co.	20,023	1,802,871
Tyson Foods, Inc. Class A	21,247	1,433,535
		3,236,406
Household Products - 0.6%
Procter & Gamble Co.	82,422	6,030,818
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	55,566	8,303,783
Tobacco - 0.3%
Altria Group, Inc.	55,467	3,091,731

TOTAL CONSUMER STAPLES		63,185,037

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Antero Resources Corp. (a)(b)	19,311	369,033
Marathon Petroleum Corp.	46,410	3,667,782
PBF Energy, Inc. Class A	65,417	3,086,374
The Williams Companies, Inc.	101,716	2,732,092
		9,855,281
FINANCIALS - 2.4%
Capital Markets - 1.3%
BGC Partners, Inc. Class A	456,618	5,232,842
Evercore, Inc. Class A	42,734	4,461,430
Federated Investors, Inc. Class B (non-vtg.) (b)	24,516	595,003
Lazard Ltd. Class A	4,446	228,702
Morningstar, Inc.	27,665	3,320,077
Virtu Financial, Inc. Class A	8,662	268,955
		14,107,009
Consumer Finance - 0.2%
American Express Co.	20,860	2,050,538
Diversified Financial Services - 0.1%
Jefferies Financial Group, Inc.	35,171	769,541
Insurance - 0.8%
Allstate Corp.	7,952	743,353
Progressive Corp.	133,534	8,291,126
		9,034,479

TOTAL FINANCIALS		25,961,567

HEALTH CARE - 14.1%
Biotechnology - 4.5%
AbbVie, Inc.	179,301	17,740,041
Alnylam Pharmaceuticals, Inc. (a)	594	59,085
Amgen, Inc.	47,002	8,442,499
Biogen, Inc. (a)	17,128	5,034,947
Celgene Corp. (a)	67,776	5,332,616
Gilead Sciences, Inc.	153,695	10,359,043
Neurocrine Biosciences, Inc. (a)	888	85,479
Vertex Pharmaceuticals, Inc. (a)	6,501	1,001,154
		48,054,864
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	88,077	5,419,378
Baxter International, Inc.	25,291	1,791,614
Haemonetics Corp. (a)	2,207	199,402
Hill-Rom Holdings, Inc.	7,471	687,332
Medtronic PLC	59,134	5,104,447
		13,202,173
Health Care Providers & Services - 4.7%
Aetna, Inc.	2,115	372,515
Cardinal Health, Inc.	44,863	2,336,914
Centene Corp. (a)	50,743	5,945,050
Cigna Corp.	38,537	6,527,012
Humana, Inc.	28,870	8,400,593
Molina Healthcare, Inc. (a)(b)	321	27,263
Quest Diagnostics, Inc.	5,172	550,973
UnitedHealth Group, Inc.	78,948	19,066,731
Wellcare Health Plans, Inc. (a)	29,116	6,454,144
		49,681,195
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	165,991	8,734,446
Eli Lilly & Co.	145,225	12,349,934
Johnson & Johnson	74,471	8,908,221
Merck & Co., Inc.	104,191	6,202,490
Pfizer, Inc.	84,205	3,025,486
		39,220,577

TOTAL HEALTH CARE		150,158,809

INDUSTRIALS - 10.3%
Aerospace & Defense - 3.7%
Lockheed Martin Corp.	34,106	10,727,701
Raytheon Co.	33,848	7,091,156
Rockwell Collins, Inc.	5,159	709,414
The Boeing Co.	59,642	21,003,527
		39,531,798
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	4,725	548,667
XPO Logistics, Inc. (a)	29,937	3,150,869
		3,699,536
Airlines - 0.3%
Copa Holdings SA Class A	7,623	844,628
Southwest Airlines Co.	42,862	2,189,391
		3,034,019
Commercial Services & Supplies - 1.7%
KAR Auction Services, Inc.	113,348	5,981,374
LSC Communications, Inc.	41,421	524,390
Republic Services, Inc.	67,540	4,554,222
Waste Management, Inc.	87,270	7,218,102
		18,278,088
Construction & Engineering - 0.2%
EMCOR Group, Inc.	29,441	2,235,455
Industrial Conglomerates - 0.6%
3M Co.	22,112	4,361,150
Honeywell International, Inc.	14,689	2,172,650
		6,533,800
Machinery - 2.3%
Allison Transmission Holdings, Inc.	141,081	5,828,056
Caterpillar, Inc.	76,314	11,592,860
Cummins, Inc.	40,500	5,766,795
Graco, Inc.	23,411	1,062,859
Hillenbrand, Inc.	858	40,026
		24,290,596
Professional Services - 1.0%
Dun & Bradstreet Corp.	11,407	1,400,894
Insperity, Inc.	10,938	1,006,296
Robert Half International, Inc.	99,304	6,323,679
TriNet Group, Inc. (a)	29,411	1,577,606
		10,308,475
Road & Rail - 0.2%
Union Pacific Corp.	16,667	2,379,381

TOTAL INDUSTRIALS		110,291,148

INFORMATION TECHNOLOGY - 41.6%
Communications Equipment - 1.1%
Cisco Systems, Inc.	125,162	5,345,669
F5 Networks, Inc. (a)	38,147	6,603,627
		11,949,296
Electronic Equipment & Components - 0.9%
ADT, Inc. (b)	404,412	3,041,178
Dell Technologies, Inc. (a)	70,045	5,649,830
Zebra Technologies Corp. Class A (a)	6,090	934,876
		9,625,884
Internet Software & Services - 9.5%
Alphabet, Inc.:
Class A (a)	23,378	25,715,800
Class C (a)	28,492	30,913,535
eBay, Inc. (a)	48,789	1,840,321
Etsy, Inc. (a)	2,555	82,629
Facebook, Inc. Class A (a)	216,754	41,569,082
LogMeIn, Inc.	6,719	724,980
Yelp, Inc. (a)	9,732	417,016
		101,263,363
IT Services - 7.4%
Accenture PLC Class A	14,363	2,236,894
Alliance Data Systems Corp.	22,181	4,676,198
Amdocs Ltd.	5,837	393,764
Broadridge Financial Solutions, Inc.	39,588	4,570,435
Cognizant Technology Solutions Corp. Class A	58,566	4,412,948
DXC Technology Co.	75,549	6,958,818
Fidelity National Information Services, Inc.	68,581	7,010,350
IBM Corp.	82,905	11,715,306
Leidos Holdings, Inc.	3,063	183,964
MasterCard, Inc. Class A	42,738	8,125,349
Maximus, Inc.	41,188	2,508,349
PayPal Holdings, Inc. (a)	18,682	1,533,232
The Western Union Co.	305,901	6,084,371
Total System Services, Inc.	54,252	4,621,728
Visa, Inc. Class A	103,356	13,510,696
		78,542,402
Semiconductors & Semiconductor Equipment - 5.0%
Applied Materials, Inc.	149,886	7,611,211
Broadcom, Inc.	9,601	2,420,124
Cypress Semiconductor Corp.	86,394	1,422,045
Intel Corp.	105,685	5,833,812
KLA-Tencor Corp.	36,072	4,084,433
Lam Research Corp. (b)	19,973	3,958,249
Micron Technology, Inc. (a)	149,628	8,617,077
NVIDIA Corp.	43,305	10,921,088
NXP Semiconductors NV (a)	3,868	440,952
Texas Instruments, Inc.	76,755	8,589,652
		53,898,643
Software - 8.8%
Adobe Systems, Inc. (a)	62,298	15,529,645
Black Knight, Inc. (a)	35,442	1,793,365
Citrix Systems, Inc. (a)	23,408	2,472,353
Fortinet, Inc. (a)	16	979
Intuit, Inc.	48,145	9,706,032
Microsoft Corp.	578,811	57,209,679
Oracle Corp.	129,048	6,029,123
Salesforce.com, Inc. (a)	10,917	1,411,896
		94,153,072
Technology Hardware, Storage & Peripherals - 8.9%
Apple, Inc.	423,145	79,073,102
HP, Inc.	79,887	1,759,911
NetApp, Inc.	56,851	3,884,060
Seagate Technology LLC	93,328	5,259,033
Western Digital Corp.	65,325	5,455,291
		95,431,397

TOTAL INFORMATION TECHNOLOGY		444,864,057

MATERIALS - 2.6%
Chemicals - 1.4%
DowDuPont, Inc.	5,002	320,678
Huntsman Corp.	184,257	5,890,696
Monsanto Co.	25,560	3,257,878
The Scotts Miracle-Gro Co. Class A (b)	844	71,850
Westlake Chemical Corp.	48,494	5,612,211
		15,153,313
Containers & Packaging - 0.2%
Bemis Co., Inc.	3,631	153,591
Berry Global Group, Inc. (a)	28,241	1,363,758
		1,517,349
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	338,283	5,716,983
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	193,994	5,660,745

TOTAL MATERIALS		28,048,390

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Homes 4 Rent Class A	64,718	1,289,183
Americold Realty Trust	2,679	55,187
CubeSmart	194,515	5,932,708
Gaming & Leisure Properties	167,137	5,866,509
Hudson Pacific Properties, Inc.	39,942	1,413,947
Life Storage, Inc.	8,602	795,857
Outfront Media, Inc.	2,989	59,302
Weyerhaeuser Co.	152,451	5,690,996
		21,103,689
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	275,373	13,127,031
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	58,497	3,258,283

TOTAL TELECOMMUNICATION SERVICES		16,385,314

UTILITIES - 0.5%
Electric Utilities - 0.0%
NextEra Energy, Inc.	793	131,487
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	159,150	5,447,705
NRG Yield, Inc. Class C	6,065	106,138
		5,553,843

TOTAL UTILITIES		5,685,330

TOTAL COMMON STOCKS
(Cost $782,414,772)		1,056,856,227
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $1,199,220)	1,200,000	1,198,865
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 1.76% (d)	11,350,181	$11,352,452
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	20,331,774	20,333,807
TOTAL MONEY MARKET FUNDS
(Cost $31,686,259)		31,686,259
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $815,300,251)		1,089,741,351
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(20,102,389)
NET ASSETS - 100%		$1,069,638,962

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	92	June 2018	$12,445,300	$335,098	$335,098

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $545,484.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,266
Fidelity Securities Lending Cash Central Fund	12,451
Total	$116,717

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$181,317,605	$181,317,605	$--	$--
Consumer Staples	63,185,037	63,185,037	--	--
Energy	9,855,281	9,855,281	--	--
Financials	25,961,567	25,961,567	--	--
Health Care	150,158,809	150,158,809	--	--
Industrials	110,291,148	110,291,148	--	--
Information Technology	444,864,057	444,864,057	--	--
Materials	28,048,390	28,048,390	--	--
Real Estate	21,103,689	21,103,689	--	--
Telecommunication Services	16,385,314	16,385,314	--	--
Utilities	5,685,330	5,685,330	--	--
U.S. Government and Government Agency Obligations	1,198,865	--	1,198,865	--
Money Market Funds	31,686,259	31,686,259	--	--
Total Investments in Securities:	$1,089,741,351	$1,088,542,486	$1,198,865	$--
Derivative Instruments:
Assets
Futures Contracts	$335,098	$335,098	$--	$--
Total Assets	$335,098	$335,098	$--	$--
Total Derivative Instruments:	$335,098	$335,098	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Enhanced Index Fund

May 31, 2018

IEI-QTLY-0718
1.870940.110

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 7.2%
Aristocrat Leisure Ltd.	304,241	$6,911,671
Aurizon Holdings Ltd.	37,874	123,448
Australia & New Zealand Banking Group Ltd.	341,873	7,034,913
BHP Billiton Ltd.	523,693	13,020,128
Cimic Group Ltd.	83,586	2,605,595
Coca-Cola Amatil Ltd.	652,600	4,382,535
Commonwealth Bank of Australia	150,665	7,896,070
Fortescue Metals Group Ltd.	1,165,275	4,133,012
Macquarie Group Ltd.	38,346	3,315,474
National Australia Bank Ltd.	394,260	7,947,392
Qantas Airways Ltd.	844,526	4,055,572
Rio Tinto Ltd.	134,801	8,458,232
Scentre Group unit	99,340	314,026
South32 Ltd.	2,264,589	6,370,855
Stockland Corp. Ltd. unit	171,351	537,774
Telstra Corp. Ltd.	279,144	589,821
Wesfarmers Ltd.	279,176	9,618,939
Westpac Banking Corp.	104,188	2,202,137
Woolworths Group Ltd.	53,317	1,147,535

TOTAL AUSTRALIA		90,665,129

Austria - 0.5%
OMV AG	104,843	6,030,282
Bailiwick of Jersey - 0.2%
Shire PLC	54,733	2,988,322
Belgium - 0.7%
Ageas	38,597	1,958,287
Anheuser-Busch InBev SA NV	2,546	238,774
Solvay SA Class A	7,476	1,005,079
UCB SA	70,844	5,590,362

TOTAL BELGIUM		8,792,502

Bermuda - 0.2%
Hongkong Land Holdings Ltd.	117,774	855,039
Kerry Properties Ltd.	344,000	1,834,563
Li & Fung Ltd.	300,000	116,022

TOTAL BERMUDA		2,805,624

Cayman Islands - 2.4%
Cheung Kong Property Holdings Ltd.	539,500	4,484,445
CK Hutchison Holdings Ltd.	782,000	8,805,507
Melco Crown Entertainment Ltd. sponsored ADR	103,197	3,370,414
Sands China Ltd.	1,169,600	6,968,913
WH Group Ltd. (a)	2,048,500	2,098,738
Wynn Macau Ltd.	1,054,000	3,996,376

TOTAL CAYMAN ISLANDS		29,724,393

Denmark - 1.8%
Carlsberg A/S Series B	23,897	2,657,453
Danske Bank A/S	121,975	4,050,091
H Lundbeck A/S	65,914	4,649,537
Novo Nordisk A/S Series B	248,546	11,813,009
Tryg A/S	4,795	110,486
William Demant Holding A/S (b)	2,046	74,492

TOTAL DENMARK		23,355,068

Finland - 1.5%
Nokia Corp.(c)	1,027,014	5,931,116
Stora Enso Oyj (R Shares)	282,975	5,790,863
UPM-Kymmene Corp.	189,234	6,948,646

TOTAL FINLAND		18,670,625

France - 10.1%
Arkema SA	39,823	4,853,367
Atos Origin SA	11,688	1,587,740
Atos Origin SA rights (b)	11,688	23,229
AXA SA	231,895	5,810,244
BNP Paribas SA (c)	124,163	7,701,805
Bouygues SA	59,533	2,751,867
Casino Guichard Perrachon SA (c)	85,183	3,684,578
CNP Assurances	4,784	111,967
Compagnie de St. Gobain (c)	167,344	8,387,786
Credit Agricole SA	349,625	4,807,803
Dassault Aviation SA	883	1,711,506
Eiffage SA	21,341	2,405,054
ENGIE	525,116	8,308,959
Eutelsat Communications	16,891	324,434
Faurecia SA	11,709	992,409
Hermes International SCA	400	284,687
Klepierre SA	11,637	453,293
LVMH Moet Hennessy - Louis Vuitton SA	5,909	2,057,506
Natixis SA	114,329	828,402
Orange SA (c)	479,230	8,247,922
Peugeot Citroen SA	317,063	7,392,864
Renault SA	80,739	7,799,274
Rexel SA	52,714	775,554
Safran SA	5,097	608,676
Sanofi SA	179,404	13,752,011
Schneider Electric SA	12,487	1,079,438
Societe Generale Series A (c)	106,700	4,597,206
Thales SA	2,611	332,405
Total SA	257,560	15,658,070
Ubisoft Entertainment SA (b)	46,502	5,052,385
Unibail-Rodamco	17,403	3,917,425
Veolia Environnement SA	20,515	465,751
VINCI SA	10,171	1,000,348

TOTAL FRANCE		127,765,965

Germany - 8.5%
adidas AG	14,667	3,319,554
Allianz SE	47,052	9,694,230
BASF AG	141,479	13,968,942
Bayer AG	123,700	14,764,061
Bayerische Motoren Werke AG (BMW)	6,133	612,156
Covestro AG (a)	85,952	7,831,582
Daimler AG (Germany)	1,721	124,096
Deutsche Bank AG	25,864	276,874
Deutsche Borse AG	2,075	277,177
Deutsche Lufthansa AG	245,224	6,665,289
Deutsche Lufthansa AG rights (b)	193,574	181,038
Deutsche Telekom AG	517,355	8,014,466
Evonik Industries AG	16,027	561,716
Hannover Reuck SE	4,441	560,709
Hochtief AG	4,825	886,713
Hugo Boss AG	27,416	2,464,056
Infineon Technologies AG	115,745	3,181,126
Linde AG	10,198	2,336,706
Metro AG	559,936	5,484,182
Metro Wholesale & Food Specialist AG	41,809	563,061
Muenchener Rueckversicherungs AG	22,151	4,553,372
ProSiebenSat.1 Media AG (c)	178,231	5,240,250
SAP SE	27,617	3,110,977
Schaeffler AG	45,808	685,999
Siemens AG	44,982	5,862,473
TUI AG (GB)	92,299	2,143,528
Vonovia SE	70,665	3,334,177
Vonovia SE rights (b)	29,029	44,796

TOTAL GERMANY		106,743,306

Hong Kong - 2.1%
AIA Group Ltd.	347,200	3,169,069
Galaxy Entertainment Group Ltd.	636,000	5,573,844
Henderson Land Development Co. Ltd.	229,760	1,506,028
Sun Hung Kai Properties Ltd.	503,000	8,091,184
Wharf Holdings Ltd.	1,598,000	5,140,665
Wheelock and Co. Ltd.	349,000	2,621,142

TOTAL HONG KONG		26,101,932

Isle of Man - 0.5%
Genting Singapore Ltd.	6,954,900	6,545,299
Italy - 1.7%
Assicurazioni Generali SpA	170,088	2,893,142
Eni SpA	559,345	10,150,513
Intesa Sanpaolo SpA	575,792	1,699,243
Mediobanca SpA	74,321	700,988
Poste Italiane SpA (a)	327,030	2,800,071
Terna SpA	352,032	1,864,701
UniCredit SpA	55,730	920,846

TOTAL ITALY		21,029,504

Japan - 25.7%
Aisin Seiki Co. Ltd.	77,400	3,898,993
Alfresa Holdings Corp.	12,100	306,212
Amada Holdings Co. Ltd.	13,300	143,848
Asahi Glass Co. Ltd.	151,400	6,176,723
Asahi Kasei Corp.	16,900	231,055
Astellas Pharma, Inc.	583,200	9,031,266
Bridgestone Corp.	62,100	2,485,319
Brother Industries Ltd.	175,800	3,684,552
Canon, Inc.	271,900	9,271,650
Central Japan Railway Co.	35,500	7,322,983
Chubu Electric Power Co., Inc.	74,000	1,144,848
Daicel Chemical Industries Ltd.	109,800	1,243,495
Dainippon Sumitomo Pharma Co. Ltd.	13,900	287,795
Daiwa Securities Group, Inc.	43,000	248,621
Eisai Co. Ltd.	8,800	635,064
Electric Power Development Co. Ltd.	56,300	1,496,192
Fast Retailing Co. Ltd.	4,900	2,136,359
Fujifilm Holdings Corp.	179,700	6,876,447
Fujitsu Ltd.	944,000	5,756,096
Hitachi Construction Machinery Co. Ltd.	39,000	1,428,830
Hitachi Ltd.	1,248,000	9,086,397
Honda Motor Co. Ltd.	338,800	10,751,864
Hoya Corp.	99,000	5,890,766
Itochu Corp.	186,000	3,480,391
Japan Post Bank Co. Ltd.	71,300	892,028
Japan Post Holdings Co. Ltd.	596,300	6,820,131
JTEKT Corp.	162,900	2,361,344
JX Holdings, Inc.	731,100	4,696,727
Kajima Corp.	548,000	4,458,898
Kansai Electric Power Co., Inc.	161,900	2,326,436
Kao Corp.	3,800	293,511
KDDI Corp.	105,200	2,837,610
Kirin Holdings Co. Ltd.	234,000	6,628,855
Kyocera Corp.	42,200	2,490,369
Marubeni Corp.	943,800	7,321,441
Mazda Motor Corp.	229,600	2,879,907
Medipal Holdings Corp.	8,800	203,124
Miraca Holdings, Inc.	1,100	35,795
Mitsubishi Chemical Holdings Corp.	792,300	7,296,510
Mitsubishi Corp.	351,800	9,750,664
Mitsubishi Gas Chemical Co., Inc.	35,400	904,972
Mitsubishi Motors Corp. of Japan	64,800	488,295
Mitsubishi UFJ Financial Group, Inc.	37,500	226,058
Mitsui & Co. Ltd.	504,700	8,856,800
mixi, Inc.	5,600	175,539
Mizuho Financial Group, Inc.	744,900	1,296,005
MS&AD Insurance Group Holdings, Inc.	35,000	1,110,457
Nexon Co. Ltd. (b)	322,900	5,345,800
Nintendo Co. Ltd.	2,600	1,064,274
Nippon Electric Glass Co. Ltd.	82,900	2,240,180
Nippon Telegraph & Telephone Corp.	161,000	7,521,421
Nitto Denko Corp.	13,900	1,086,937
NKSJ Holdings, Inc.	12,800	554,333
Nomura Holdings, Inc.	574,600	2,961,799
NTT Data Corp.	73,300	818,571
NTT DOCOMO, Inc.	247,800	6,391,230
Obayashi Corp.	206,000	2,072,582
Oji Holdings Corp.	97,000	634,916
ORIX Corp.	475,300	7,980,286
Pola Orbis Holdings, Inc.	92,400	4,578,168
Resona Holdings, Inc.	99,200	551,111
Sega Sammy Holdings, Inc.	93,800	1,658,971
Sekisui House Ltd.	82,300	1,462,833
Seven & i Holdings Co. Ltd.	133,500	5,904,814
Shionogi & Co. Ltd.	83,100	4,345,438
Shiseido Co. Ltd.	77,800	6,145,775
Sony Corp.	226,200	10,671,868
Sumitomo Chemical Co. Ltd.	925,000	5,568,176
Sumitomo Corp.	465,600	7,782,481
Sumitomo Mitsui Financial Group, Inc.	263,300	10,855,155
Suntory Beverage & Food Ltd.	22,700	1,009,955
Suzuki Motor Corp.	136,800	7,839,144
Taisei Corp.	123,100	6,744,548
Takeda Pharmaceutical Co. Ltd.	52,100	2,117,970
Tokyo Electric Power Co., Inc. (b)	1,401,800	6,642,184
Tokyo Electron Ltd.	42,000	7,837,666
Tokyo Gas Co. Ltd.	13,500	367,101
Toshiba Corp. (b)	1,454,000	4,089,939
Tosoh Corp.	24,100	420,508
Toyota Motor Corp.	311,000	19,725,839
Toyota Tsusho Corp.	17,500	601,287

TOTAL JAPAN		322,960,502

Luxembourg - 0.0%
RTL Group SA	1,862	140,511
Netherlands - 5.7%
ABN AMRO Group NV GDR	86,039	2,234,974
AEGON NV	695,518	4,330,546
AEGON NV rights (b)(c)	804,404	131,654
ASML Holding NV (Netherlands)	1,536	301,519
EXOR NV	84,634	6,134,365
Fiat Chrysler Automobiles NV	383,639	8,700,768
Heineken Holding NV	33,880	3,299,298
Heineken NV (Bearer)	4,840	484,568
ING Groep NV (Certificaten Van Aandelen)	459,715	6,695,617
Koninklijke Ahold Delhaize NV	382,544	8,789,526
Koninklijke DSM NV	35,674	3,552,405
Koninklijke DSM NV rights (b)(c)	4,614	6,850
Koninklijke KPN NV	865,560	2,351,589
Koninklijke Philips Electronics NV	231,481	9,532,787
Koninklijke Philips Electronics NV rights (b)(c)	210,181	196,570
NN Group NV	69,888	3,003,386
NXP Semiconductors NV (b)	18,275	2,083,350
RELX NV	24,602	536,423
STMicroelectronics NV (France) (b)	295,953	7,056,662
Unilever NV (Certificaten Van Aandelen) (Bearer)	27,690	1,544,239
Wolters Kluwer NV	12,736	715,269

TOTAL NETHERLANDS		71,682,365

Norway - 1.0%
DNB ASA	38,883	696,903
Orkla ASA	26,641	240,276
Statoil ASA (b)	244,210	6,425,558
Telenor ASA	258,261	5,319,747

TOTAL NORWAY		12,682,484

Portugal - 0.0%
Galp Energia SGPS SA Class B	15,914	295,715
Singapore - 0.7%
ComfortDelgro Corp. Ltd.	1,285,100	2,361,240
Oversea-Chinese Banking Corp. Ltd.	571,700	5,354,684
Singapore Technologies Engineering Ltd.	54,000	140,359
Yangzijiang Shipbuilding Holdings Ltd.	1,377,500	992,858

TOTAL SINGAPORE		8,849,141

Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	32,019	1,333,788
Aena Sme SA (a)	3,519	675,912
Amadeus IT Holding SA Class A	117,052	9,291,412
Banco Bilbao Vizcaya Argentaria SA	843,905	5,795,716
Banco Santander SA (Spain)	1,426,919	7,760,168
International Consolidated Airlines Group SA	354,508	3,219,351
MAPFRE SA (Reg.)	132,505	401,514
Repsol SA	193,969	3,697,313
Telefonica SA	284,497	2,509,473

TOTAL SPAIN		34,684,647

Sweden - 2.2%
Atlas Copco AB (b)	118,770	107,725
Atlas Copco AB (b)	56,392	51,103
Atlas Copco AB:
(A Shares)	60,890	2,416,516
(B Shares)	33,004	1,193,804
Industrivarden AB (C Shares)	29,590	621,386
Lundbergfoeretagen AB	11,752	379,514
Nordea Bank AB	64,148	616,815
Sandvik AB	438,170	7,601,684
SKF AB (B Shares)	20,980	407,391
Swedbank AB (A Shares)	59,826	1,243,450
Swedish Match Co. AB	100,205	4,749,429
Volvo AB (B Shares)	483,602	8,321,326

TOTAL SWEDEN		27,710,143

Switzerland - 6.6%
ABB Ltd. (Reg.)	14,124	319,527
Adecco SA (Reg.)	1,045	62,683
Coca-Cola HBC AG	39,591	1,352,599
Credit Suisse Group AG	327,292	5,018,203
Nestle SA (Reg. S)	346,533	26,191,817
Novartis AG	238,128	17,703,098
Pargesa Holding SA	1,612	140,903
Partners Group Holding AG	585	422,606
Roche Holding AG (participation certificate)	88,622	19,001,605
Swatch Group AG (Bearer)	1,324	642,387
Swiss Re Ltd.	24,411	2,099,122
UBS Group AG	190,973	2,877,383
Zurich Insurance Group AG	22,601	6,698,095

TOTAL SWITZERLAND		82,530,028

United Kingdom - 16.9%
3i Group PLC	285,401	3,615,661
Anglo American PLC (United Kingdom)	375,046	8,960,253
Antofagasta PLC	80,196	1,124,187
AstraZeneca PLC (United Kingdom)	20,741	1,513,179
Aviva PLC	1,015,443	6,880,309
BAE Systems PLC	117,160	994,555
Barclays PLC	2,284,322	5,983,182
Barratt Developments PLC	381,850	2,769,533
Berkeley Group Holdings PLC	79,157	4,467,954
BHP Billiton PLC	454,399	10,447,925
BP PLC	864,762	6,613,876
British American Tobacco PLC (United Kingdom)	72,359	3,714,228
BT Group PLC	1,891,622	5,130,290
Burberry Group PLC	196,893	5,415,395
Centrica PLC	2,104,611	4,081,939
Diageo PLC	42,784	1,572,024
easyJet PLC	20,703	470,343
GlaxoSmithKline PLC	148,678	3,012,194
GlaxoSmithKline PLC sponsored ADR	135,134	5,475,630
HSBC Holdings PLC:
(United Kingdom)	518,001	4,958,391
sponsored ADR (c)	165,148	7,989,860
Imperial Tobacco Group PLC	106,657	3,842,359
J Sainsbury PLC	1,552,301	6,568,284
Land Securities Group PLC	40,491	500,373
Legal & General Group PLC	1,315,096	4,716,705
Lloyds Banking Group PLC	3,424,999	2,872,792
Marks & Spencer Group PLC	1,681,953	6,349,968
Meggitt PLC	20,851	136,291
Pearson PLC	31,209	374,091
Persimmon PLC	182,707	6,878,406
Prudential PLC	86,169	2,069,812
Rio Tinto PLC	190,896	10,766,779
Royal Bank of Scotland Group PLC (b)	234,192	856,450
Royal Dutch Shell PLC:
Class A (United Kingdom)	478,893	16,604,231
Class B (United Kingdom)	407,467	14,553,218
Royal Mail PLC	933,234	6,314,627
RSA Insurance Group PLC	178,996	1,550,947
SKY PLC	15,698	281,094
Smith & Nephew PLC	4,254	77,200
Standard Chartered PLC (United Kingdom)	91,667	919,537
Tate & Lyle PLC	518,699	4,746,742
Taylor Wimpey PLC	1,997,178	5,048,385
Tesco PLC	662,652	2,163,053
Unilever PLC	73,196	4,035,588
Vodafone Group PLC	4,699,745	12,009,936
William Hill PLC	591,000	2,514,067
WM Morrison Supermarkets PLC	402,233	1,314,313

TOTAL UNITED KINGDOM		213,256,156

TOTAL COMMON STOCKS
(Cost $1,204,707,733)		1,246,009,643
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.18% to 1.51% 6/21/18 (Cost $2,598,087)(d)	2,600,000	2,597,541
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 1.76% (e)	2,509,379	2,509,881
Fidelity Securities Lending Cash Central Fund 1.76% (e)(f)	52,946,466	52,951,761
TOTAL MONEY MARKET FUNDS
(Cost $55,461,642)		55,461,642
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $1,262,767,462)		1,304,068,826
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(45,557,580)
NET ASSETS - 100%		$1,258,511,246

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	128	June 2018	$12,716,800	$(15,478)	$(15,478)

The notional amount of futures purchased as a percentage of Net Assets is 1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,406,303 or 1.1% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $573,457.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$262,000
Fidelity Securities Lending Cash Central Fund	188,610
Total	$450,610

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$179,989,485	$97,221,055	$82,768,430	$--
Consumer Staples	123,561,034	63,029,618	60,531,416	--
Energy	84,725,503	16,448,868	68,276,635	--
Financials	224,484,632	102,171,985	122,312,647	--
Health Care	132,997,487	22,422,488	110,574,999	--
Industrials	159,203,803	70,768,924	88,434,879	--
Information Technology	92,267,057	28,122,738	64,144,319	--
Materials	127,524,096	64,082,220	63,441,876	--
Real Estate	33,634,930	9,956,903	23,678,027	--
Telecommunication Services	60,923,505	5,319,747	55,603,758	--
Utilities	26,698,111	16,217,542	10,480,569	--
Government Obligations	2,597,541	--	2,597,541	--
Money Market Funds	55,461,642	55,461,642	--	--
Total Investments in Securities:	$1,304,068,826	$551,223,730	$752,845,096	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(15,478)	$(15,478)	$--	$--
Total Liabilities	$(15,478)	$(15,478)	$--	$--
Total Derivative Instruments:	$(15,478)	$(15,478)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$123,163,168
Level 2 to Level 1	$2,575,085

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Enhanced Index Fund

May 31, 2018

MCE-QTLY-0718
1.870938.110

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 1.9%
BorgWarner, Inc.	167,601	$8,175,577
Gentex Corp.	322,169	7,741,721
Lear Corp.	43,949	8,701,902
		24,619,200
Automobiles - 0.2%
Ford Motor Co.	237,554	2,743,749
Diversified Consumer Services - 0.6%
H&R Block, Inc. (a)	262,120	7,195,194
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	29,029	1,807,926
Darden Restaurants, Inc.	20,336	1,777,570
Extended Stay America, Inc. unit	42,908	903,213
Royal Caribbean Cruises Ltd.	57,996	6,088,420
U.S. Foods Holding Corp. (b)	229,850	8,201,048
		18,778,177
Household Durables - 2.3%
D.R. Horton, Inc.	88,459	3,733,854
Garmin Ltd.	47,991	2,883,779
NVR, Inc. (b)	1,773	5,302,227
PulteGroup, Inc. (a)	261,729	7,917,302
Toll Brothers, Inc.	185,671	7,332,148
Whirlpool Corp. (a)	17,587	2,545,718
		29,715,028
Internet & Direct Marketing Retail - 0.3%
Liberty Interactive Corp. QVC Group Series A (b)	218,252	4,437,063
Leisure Products - 1.0%
Hasbro, Inc.	96,327	8,356,367
Polaris Industries, Inc. (a)	41,529	4,647,095
		13,003,462
Media - 1.5%
GCI Liberty, Inc. (b)	2,769	115,744
Liberty Broadband Corp. Class C (b)	5,376	370,245
Liberty Media Corp.:
Liberty SiriusXM Series A (b)	23,139	1,070,179
Liberty SiriusXM Series C (b)	5,054	233,444
News Corp. Class A	49,160	738,875
Omnicom Group, Inc. (a)	91,527	6,597,266
Tegna, Inc.	565,007	5,859,123
Viacom, Inc. Class B (non-vtg.)	158,174	4,286,515
		19,271,391
Multiline Retail - 1.6%
Kohl's Corp.	115,173	7,687,798
Macy's, Inc.	215,452	7,521,429
Nordstrom, Inc.	46,499	2,279,846
Target Corp.	35,127	2,560,407
		20,049,480
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	249,033	4,522,439
Best Buy Co., Inc.	118,972	8,119,839
Dick's Sporting Goods, Inc.	14,399	527,003
Foot Locker, Inc.	6,775	365,647
GameStop Corp. Class A (a)	384,979	5,081,723
Gap, Inc. (a)	87,731	2,454,713
Ross Stores, Inc.	2,302	181,582
Urban Outfitters, Inc. (b)	40,116	1,666,419
		22,919,365
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.	11,589	1,263,317
Michael Kors Holdings Ltd. (b)	126,916	7,283,709
Ralph Lauren Corp.	52,920	7,121,974
VF Corp.	86,263	7,001,105
		22,670,105

TOTAL CONSUMER DISCRETIONARY		185,402,214

CONSUMER STAPLES - 4.8%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	9,056	512,207
Dr. Pepper Snapple Group, Inc.	13,862	1,653,737
Molson Coors Brewing Co. Class B	135,859	8,375,707
		10,541,651
Food Products - 3.5%
ConAgra Foods, Inc.	248,648	9,214,895
Flowers Foods, Inc.	33,541	680,882
General Mills, Inc.	15,015	634,984
Ingredion, Inc.	51,516	5,738,367
Kellogg Co. (a)	42,712	2,750,226
Mondelez International, Inc.	38,050	1,494,224
The Hershey Co.	73,907	6,654,586
The J.M. Smucker Co. (a)	69,404	7,460,930
Tyson Foods, Inc. Class A	143,082	9,653,743
		44,282,837
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	46,312	6,920,865

TOTAL CONSUMER STAPLES		61,745,353

ENERGY - 5.3%
Energy Equipment & Services - 0.4%
Halliburton Co.	75,534	3,757,061
Transocean Ltd. (United States) (a)(b)	52,352	662,253
		4,419,314
Oil, Gas & Consumable Fuels - 4.9%
Andeavor	18,736	2,706,040
Antero Resources Corp. (a)(b)	182,458	3,486,772
Cabot Oil & Gas Corp.	328,264	7,500,832
CONSOL Energy, Inc. (b)	20,846	918,475
Continental Resources, Inc. (b)	23,397	1,575,554
Devon Energy Corp.	128,177	5,328,318
HollyFrontier Corp.	39,674	3,062,039
Marathon Oil Corp.	468,674	10,043,684
Marathon Petroleum Corp.	170,429	13,469,016
Murphy Oil Corp. (a)	235,443	7,239,872
PBF Energy, Inc. Class A	72,173	3,405,122
The Williams Companies, Inc.	108,599	2,916,969
Valero Energy Corp.	12,420	1,505,304
		63,157,997

TOTAL ENERGY		67,577,311

FINANCIALS - 12.7%
Banks - 2.6%
Comerica, Inc.	76,365	7,200,456
Fifth Third Bancorp	50,641	1,548,602
M&T Bank Corp.	61,673	10,612,690
Peoples United Financial, Inc.	254,936	4,693,372
Regions Financial Corp.	518,118	9,450,472
		33,505,592
Capital Markets - 2.0%
BGC Partners, Inc. Class A	566,914	6,496,834
FactSet Research Systems, Inc. (a)	906	182,115
Federated Investors, Inc. Class B (non-vtg.) (a)	68,705	1,667,470
Lazard Ltd. Class A	52,653	2,708,470
LPL Financial	23,614	1,623,935
Morningstar, Inc.	41,138	4,936,971
MSCI, Inc.	39,404	6,405,908
SEI Investments Co.	11,722	747,629
Virtu Financial, Inc. Class A (a)	20,857	647,610
		25,416,942
Consumer Finance - 1.6%
Discover Financial Services	118,581	8,758,393
Synchrony Financial	327,762	11,350,398
		20,108,791
Diversified Financial Services - 0.6%
Donnelley Financial Solutions, Inc. (b)	40,159	616,842
Jefferies Financial Group, Inc.	290,766	6,361,960
		6,978,802
Insurance - 3.8%
American International Group, Inc. warrants 1/19/21 (b)	574	8,070
Arch Capital Group Ltd. (b)	3,372	264,533
CNA Financial Corp.	4,957	232,880
First American Financial Corp.	140,212	7,302,241
FNF Group	215,923	7,980,514
Loews Corp.	173,701	8,488,768
Old Republic International Corp.	315,350	6,616,043
Progressive Corp.	213,927	13,282,727
Unum Group	89,077	3,457,078
XL Group Ltd.	22,045	1,225,261
		48,858,115
Mortgage Real Estate Investment Trusts - 2.1%
AGNC Investment Corp. (a)	183,568	3,454,750
Annaly Capital Management, Inc.	832,199	8,679,836
Chimera Investment Corp.	271,708	5,002,144
MFA Financial, Inc.	912,731	7,101,047
New Residential Investment Corp.	18,628	333,069
Two Harbors Investment Corp.	154,101	2,396,271
		26,967,117

TOTAL FINANCIALS		161,835,359

HEALTH CARE - 11.2%
Biotechnology - 2.2%
Agios Pharmaceuticals, Inc. (a)(b)	838	78,353
Alnylam Pharmaceuticals, Inc. (b)	7,466	742,643
Biogen, Inc. (b)	14,173	4,166,295
Celgene Corp. (b)	82,385	6,482,052
Neurocrine Biosciences, Inc. (b)	3,084	296,866
Regeneron Pharmaceuticals, Inc. (b)	21,903	6,577,909
United Therapeutics Corp. (b)	69,088	7,363,399
Vertex Pharmaceuticals, Inc. (b)	14,962	2,304,148
		28,011,665
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	96,862	6,861,704
Edwards Lifesciences Corp. (b)	83,471	11,461,403
Haemonetics Corp. (b)	14,830	1,339,891
Hill-Rom Holdings, Inc.	23,217	2,135,964
Varian Medical Systems, Inc. (b)	69,837	8,231,687
Zimmer Biomet Holdings, Inc.	11,876	1,324,293
		31,354,942
Health Care Providers & Services - 5.0%
Anthem, Inc.	3,374	747,071
Cardinal Health, Inc. (a)	174,579	9,093,820
Centene Corp. (b)	90,445	10,596,536
Cigna Corp.	37,153	6,292,604
Humana, Inc.	23,239	6,762,084
Laboratory Corp. of America Holdings (b)	32,077	5,792,785
McKesson Corp.	12,688	1,800,935
Patterson Companies, Inc. (a)	14,352	300,244
Quest Diagnostics, Inc.	87,395	9,310,189
Universal Health Services, Inc. Class B	38,165	4,388,212
Wellcare Health Plans, Inc. (b)	38,295	8,488,853
		63,573,333
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	146,284	9,057,905
Bruker Corp.	201,288	6,092,988
Charles River Laboratories International, Inc. (b)	12,848	1,381,417
Illumina, Inc. (b)	312	85,001
Waters Corp. (b)	9,206	1,773,260
		18,390,571
Pharmaceuticals - 0.1%
Mylan NV (b)	27,844	1,070,880
Zoetis, Inc. Class A	5,853	489,896
		1,560,776

TOTAL HEALTH CARE		142,891,287

INDUSTRIALS - 12.1%
Aerospace & Defense - 1.5%
Harris Corp.	35,288	5,309,785
Huntington Ingalls Industries, Inc.	17,217	3,806,162
L3 Technologies, Inc.	13,689	2,714,939
Northrop Grumman Corp.	2,392	782,782
Orbital ATK, Inc.	687	91,866
Rockwell Collins, Inc.	19,390	2,666,319
Spirit AeroSystems Holdings, Inc. Class A	49,079	4,157,482
		19,529,335
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc. (a)	4,898	426,126
Airlines - 0.6%
Alaska Air Group, Inc.	25,685	1,561,905
Copa Holdings SA Class A	54,325	6,019,210
		7,581,115
Building Products - 0.4%
Owens Corning	85,947	5,433,569
Commercial Services & Supplies - 1.5%
KAR Auction Services, Inc.	149,797	7,904,788
LSC Communications, Inc.	99,452	1,259,062
Pitney Bowes, Inc.	22,846	203,329
Republic Services, Inc.	140,162	9,451,124
		18,818,303
Construction & Engineering - 0.0%
EMCOR Group, Inc.	8,524	647,227
Electrical Equipment - 0.8%
Acuity Brands, Inc. (a)	20,357	2,407,215
Fortive Corp.	1,929	140,219
Regal Beloit Corp.	55,616	4,418,691
Rockwell Automation, Inc.	15,137	2,655,181
		9,621,306
Machinery - 4.9%
AGCO Corp.	113,298	7,205,753
Allison Transmission Holdings, Inc.	180,984	7,476,449
Crane Co.	9,339	776,164
Cummins, Inc.	71,657	10,203,240
Donaldson Co., Inc.	4,901	231,327
Dover Corp. (a)	12,826	990,295
Graco, Inc.	115,461	5,241,929
Illinois Tool Works, Inc.	1,038	149,161
Ingersoll-Rand PLC	118,921	10,410,344
Oshkosh Corp.	13,935	1,013,771
PACCAR, Inc.	161,386	10,043,051
Parker Hannifin Corp.	14,783	2,526,415
Stanley Black & Decker, Inc.	8,271	1,151,654
Terex Corp.	90,694	3,589,669
Toro Co.	21,950	1,273,100
		62,282,322
Professional Services - 1.6%
Dun & Bradstreet Corp.	42,064	5,165,880
Manpower, Inc.	66,923	6,023,070
Nielsen Holdings PLC	11,208	338,145
Robert Half International, Inc.	130,333	8,299,605
		19,826,700
Trading Companies & Distributors - 0.8%
Univar, Inc. (b)	16,713	455,764
W.W. Grainger, Inc. (a)	31,092	9,607,117
		10,062,881

TOTAL INDUSTRIALS		154,228,884

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.2%
Arista Networks, Inc. (b)	8,971	2,256,745
Arris International PLC (b)	121,410	3,069,245
F5 Networks, Inc. (b)	51,373	8,893,180
Juniper Networks, Inc.	323,052	8,606,105
Motorola Solutions, Inc.	53,689	5,762,977
		28,588,252
Electronic Equipment & Components - 1.4%
ADT, Inc. (a)	87,777	660,083
Dell Technologies, Inc. (b)	102,020	8,228,933
Jabil, Inc.	37,658	1,064,968
Zebra Technologies Corp. Class A (b)	54,140	8,311,031
		18,265,015
Internet Software & Services - 0.2%
eBay, Inc. (b)	79,756	3,008,396
IT Services - 4.6%
Alliance Data Systems Corp.	31,878	6,720,520
Amdocs Ltd.	107,904	7,279,204
Broadridge Financial Solutions, Inc.	44,634	5,152,995
Conduent, Inc. (b)	64,458	1,240,817
DXC Technology Co.	112,802	10,390,192
Fidelity National Information Services, Inc.	124,787	12,755,727
The Western Union Co. (a)	415,470	8,263,698
Total System Services, Inc.	73,514	6,262,658
		58,065,811
Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials, Inc.	88,761	4,507,284
Cypress Semiconductor Corp.	129,428	2,130,385
KLA-Tencor Corp.	89,114	10,090,378
Lam Research Corp. (a)	62,211	12,328,976
Marvell Technology Group Ltd. (a)	375,189	8,081,571
Maxim Integrated Products, Inc.	163,039	9,562,237
Skyworks Solutions, Inc.	60,300	5,946,183
Teradyne, Inc. (a)	171,900	6,516,729
		59,163,743
Software - 3.3%
Atlassian Corp. PLC (b)	28,979	1,848,570
CA Technologies, Inc.	244,957	8,754,763
Cadence Design Systems, Inc. (b)	192,861	8,186,949
Citrix Systems, Inc. (b)	56,000	5,914,720
Intuit, Inc.	34,929	7,041,686
Red Hat, Inc. (b)	19,475	3,163,130
SS&C Technologies Holdings, Inc.	4,764	242,535
Synopsys, Inc. (b)	84,502	7,442,091
		42,594,444
Technology Hardware, Storage & Peripherals - 2.2%
HP, Inc.	291,112	6,413,197
NetApp, Inc.	144,605	9,879,414
Western Digital Corp.	132,368	11,054,052
		27,346,663

TOTAL INFORMATION TECHNOLOGY		237,032,324

MATERIALS - 7.2%
Chemicals - 2.2%
Cabot Corp.	45,173	2,721,673
CF Industries Holdings, Inc.	22,709	934,248
Eastman Chemical Co.	86,993	9,074,240
Huntsman Corp.	251,078	8,026,964
Westlake Chemical Corp.	63,302	7,325,940
		28,083,065
Containers & Packaging - 1.1%
Berry Global Group, Inc. (b)	63,729	3,077,473
Packaging Corp. of America	31,030	3,646,025
Sonoco Products Co.	6,123	313,069
WestRock Co.	111,180	6,546,278
		13,582,845
Metals & Mining - 3.1%
Alcoa Corp. (b)	159,929	7,687,787
Freeport-McMoRan, Inc.	648,693	10,962,912
Newmont Mining Corp.	262,676	10,225,977
Nucor Corp.	92,042	5,908,176
Reliance Steel & Aluminum Co.	58,074	5,433,984
		40,218,836
Paper & Forest Products - 0.8%
Domtar Corp.	153,118	7,360,382
Louisiana-Pacific Corp.	78,434	2,288,704
		9,649,086

TOTAL MATERIALS		91,533,832

REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Apple Hospitality (REIT), Inc.	399,066	7,594,226
Brixmor Property Group, Inc.	419,878	6,667,663
Corrections Corp. of America	224,669	4,834,877
Equity Lifestyle Properties, Inc.	6,825	620,393
Gaming & Leisure Properties	228,008	8,003,081
General Growth Properties, Inc.	48,322	979,970
Hospitality Properties Trust (SBI)	93,178	2,697,503
Host Hotels & Resorts, Inc.	434,718	9,402,950
Liberty Property Trust (SBI)	71,232	3,149,167
Life Storage, Inc.	2,194	202,989
Park Hotels & Resorts, Inc.	252,401	8,132,360
Piedmont Office Realty Trust, Inc. Class A	56,147	1,079,145
Prologis, Inc.	197,897	12,734,672
Senior Housing Properties Trust (SBI)	250,018	4,415,318
Spirit Realty Capital, Inc.	143,295	1,255,264
The Macerich Co.	769	42,779
VEREIT, Inc.	97,330	696,883
Welltower, Inc.	30,861	1,779,137
Weyerhaeuser Co.	319,472	11,925,890
		86,214,267
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	207,988	4,948,035
VICI Properties, Inc.	10,601	205,341
		5,153,376

TOTAL REAL ESTATE		91,367,643

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	37,339	954,011
UTILITIES - 5.5%
Electric Utilities - 3.0%
Entergy Corp.	79,863	6,461,715
Exelon Corp.	3,354	138,822
FirstEnergy Corp.	206,541	7,109,141
PG&E Corp.	63,655	2,758,171
PPL Corp. (a)	354,486	9,684,558
Vistra Energy Corp. (b)	347,378	8,521,182
Westar Energy, Inc.	1,415	80,231
Xcel Energy, Inc.	78,245	3,561,712
		38,315,532
Gas Utilities - 0.8%
National Fuel Gas Co. (a)	30,786	1,620,575
UGI Corp.	168,517	8,505,053
		10,125,628
Independent Power and Renewable Electricity Producers - 0.8%
NRG Energy, Inc.	254,536	8,712,767
The AES Corp.	111,509	1,421,740
		10,134,507
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	245,088	6,404,149
CMS Energy Corp.	13,468	621,279
MDU Resources Group, Inc.	171,923	4,779,459
		11,804,887

TOTAL UTILITIES		70,380,554

TOTAL COMMON STOCKS
(Cost $1,126,984,502)		1,264,948,772
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $1,199,220)	1,200,000	1,198,865
	Shares	Value

Money Market Funds - 9.2%
Fidelity Cash Central Fund, 1.76% (d)	9,088,412	$9,090,229
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	108,559,338	108,570,194
TOTAL MONEY MARKET FUNDS
(Cost $117,660,424)		117,660,423
TOTAL INVESTMENT IN SECURITIES - 108.3%
(Cost $1,245,844,146)		1,383,808,060
NET OTHER ASSETS (LIABILITIES) - (8.3)%		(106,460,891)
NET ASSETS - 100%		$1,277,347,169

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	59	June 2018	$11,487,300	$419,978	$419,978

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $521,506.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$105,713
Fidelity Securities Lending Cash Central Fund	58,235
Total	$163,948

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$185,402,214	$185,402,214	$--	$--
Consumer Staples	61,745,353	61,745,353	--	--
Energy	67,577,311	67,577,311	--	--
Financials	161,835,359	161,835,359	--	--
Health Care	142,891,287	142,891,287	--	--
Industrials	154,228,884	154,228,884	--	--
Information Technology	237,032,324	237,032,324	--	--
Materials	91,533,832	91,533,832	--	--
Real Estate	91,367,643	91,367,643	--	--
Telecommunication Services	954,011	954,011	--	--
Utilities	70,380,554	70,380,554	--	--
U.S. Government and Government Agency Obligations	1,198,865	--	1,198,865	--
Money Market Funds	117,660,423	117,660,423	--	--
Total Investments in Securities:	$1,383,808,060	$1,382,609,195	$1,198,865	$--
Derivative Instruments:
Assets
Futures Contracts	$419,978	$419,978	$--	$--
Total Assets	$419,978	$419,978	$--	$--
Total Derivative Instruments:	$419,978	$419,978	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018